FILE NO. 333-65233
811-05439

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No.	31	(X)
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	305	(X)

VARIABLE ACCOUNT D OF UNION SECURITY INSURANCE COMPANY
(Exact Name of Registrant)

UNION SECURITY INSURANCE COMPANY
(Name of Depositor)

5910 Mineral Point Road
Madison, WI 53705
(Address of Depositor’s Principal Offices/Zip Code)

(816) 474-2345
(Depositor’s Telephone Number, Including Area Code)

LISA PROCH
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
1 GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
860-791-0286
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on May [2], 2022 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on ________ pursuant to paragraph (a)(1) of Rule 485 under the Securities Act
/X /	this post-effective amendment designates a new effective date for a previously-filed post-effective amendment

EXPLANATORY NOTE: Registrant is filing this Post-Effective Amendment No. 31 to this Registration Statement on Form N-4 for the sole purpose of delaying the effective date for Post-Effective Amendment No. 29 to this Registration Statement filed on December 15, 2021. The new effective date is April 6, 2022. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 29 are hereby incorporated by reference. Registrant intends to file another post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 on a later date that will include updated financial statements, updated and revised disclosures that respond to comments received from the Commission staff, and any required exhibits.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, and State of Connecticut on March 11, 2022.

VARIABLE ACCOUNT D OF
UNION SECURITY INSURANCE COMPANY
(Registrant)
By:	UNION SECURITY INSURANCE COMPANY
(Depositor)

By:	Tammy L. Schultz	*By:	/s/ Lisa Proch
	Tammy L. Schultz		Lisa Proch
	President and Chief Executive Officer*		Attorney-in-Fact

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:	Tammy L. Schultz
Tammy L. Schultz
President and Chief Executive Officer*
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Michael F. Anderson, Director*
Christopher J. Copeland, Director*
Fernand LeBlanc, Director*
Lisa Young, Director*
Tammy L. Schultz, President and Chief Executive Officer, Director*	*By:	/s/ Lisa Proch
Brian J. Borakove, Treasurer		Lisa Proch Attorney-in-Fact
	Date:	March 11, 2022
333-65233